Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table presents the changes in the carrying amount of goodwill, by reportable segment:

	Year Ended December 31,
	Technology	Services	Other	Total
Balance at December 31, 2008	$2,246	$929	$7	$3,182
Foreign currency translation	61	60	1	122
Acquisitions:
ComDoc	106	—	—	106
Other	12	—	—	12
Balance at December 31, 2009	$2,425	$989	$8	$3,422
Foreign currency translation	(25)	(22)	—	(47)
Acquisitions:
ACS	—	5,127	—	5,127
EHRO	—	77	—	77
TMS	—	35	—	35
IBS	14	—	—	14
Other	11	10	—	21
Balance at December 31, 2010	$2,425	$6,216	$8	$8,649
Foreign currency translation	(6)	(28)	—	(34)
Acquisitions:
Unamic/HCN	—	43	—	43
Breakaway	—	33	—	33
ESM	—	28	—	28
Concept Group	26	—	—	26
MBM	20	—	—	20
Other	17	21	—	38
Balance at December 31, 2011	$2,482	$6,313	$8	$8,803

Schedule of Finite-Lived Intangible Assets by Major Class
Intangible assets primarily relate to the Services operating segment. Intangible assets were comprised of the following:

		December 31, 2011			December 31, 2010
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount
Customer base	12	$3,522	$751	$2,771	$3,487	$464	$3,023
Distribution network	25	123	59	64	123	54	69
Trademarks(1)	20	238	47	191	325	59	266
Technology, patents and non-compete(1)	4	29	13	16	47	34	13
Total Intangible Assets		$3,912	$870	$3,042	$3,982	$611	$3,371

(1)	Includes $10 and $5 of indefinite-lived assets within trademarks and technology, respectively, related to the 2010 acquisition of ACS.